Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2023
Document Effective Date	Aug. 31, 2023
Prospectus Date	Aug. 31, 2023
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Prospectus:
Trading Symbol	QAI
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Prospectus:
Trading Symbol	MNA
IQ 500 International ETF | IQ 500 International ETF
Prospectus:
Trading Symbol	IQIN
IQ Candriam International Equity ETF | IQ Candriam International Equity ETF
Prospectus:
Trading Symbol	IQSI
IQ Candriam U.S. Mid Cap Equity ETF | IQ Candriam U.S. Mid Cap Equity ETF
Prospectus:
Trading Symbol	IQSM
IQ Candriam U.S Large Cap Equity ETF | IQ Candriam U.S Large Cap Equity ETF
Prospectus:
Trading Symbol	IQSU
IQ U.S. Large Cap ETF | IQ U.S. Large Cap ETF
Prospectus:
Trading Symbol	CLRG
IQ U.S. Small Cap ETF | IQ U.S. Small Cap ETF
Prospectus:
Trading Symbol	CSML
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF
Prospectus:
Trading Symbol	ROOF
IQ FTSE International Equity Currency Neutral ETF | IQ FTSE International Equity Currency Neutral ETF
Prospectus:
Trading Symbol	HFXI
IQ U.S. Mid Cap R&D Leaders ETF | IQ U.S. Mid Cap R&D Leaders ETF
Prospectus:
Trading Symbol	MRND
IQ U.S. Large Cap R&D Leaders ETF | IQ U.S. Large Cap R&D Leaders ETF
Prospectus:
Trading Symbol	LRND
IQ Global Equity R&D Leaders ETF | IQ Global Equity R&D Leaders ETF
Prospectus:
Trading Symbol	WRND
IQ Global Resources ETF | IQ Global Resources ETF
Prospectus:
Trading Symbol	GRES
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI
IQ Clean Oceans ETF | IQ Clean Oceans ETF
Prospectus:
Trading Symbol	OCEN
IQ Cleaner Transport ETF | IQ Cleaner Transport ETF
Prospectus:
Trading Symbol	CLNR
IQ Engender Equality ETF | IQ Engender Equality ETF
Prospectus:
Trading Symbol	EQUL
IQ Healthy Hearts ETF | IQ Healthy Hearts ETF
Prospectus:
Trading Symbol	HART